Financial instruments included in the statement of financial position and impact on income - Disclosure of Effect of Changes in Exchange Rates (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Change in net income due to a 10% increase in exchange rate	€ 48	€ 45
Change in net income due to a 10% decrease in exchange rate	(48)	(45)
Change in equity due to a 10% increase in exchange rate	(45)	87
Change in equity due to a 10% decrease in exchange rate	45	(87)
USD / Euro exchange rate
Disclosure of detailed information about financial instruments [line items]
Change in net income due to a 10% increase in exchange rate	48	45
Change in net income due to a 10% decrease in exchange rate	(48)	(45)
Change in equity due to a 10% increase in exchange rate	(45)	87
Change in equity due to a 10% decrease in exchange rate	€ 45	€ (87)